SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Movie production costs	$ 744,847	$ 648,337
Books and periodicals	312,884	258,497
Food and beverage	52,430	48,677	38,500
Merchandise	60,584	45,350	51,777
Consumables	983	1,116	2,253
Total inventories	$ 1,171,728	$ 1,001,977	$ 92,530